Stock-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009 year
Non-Qualified Stock Options
Weighted average fair value assumptions
Expected volatility, low end of the range (as a percent)	42.38%	41.28%	44.36%
Expected volatility, high end of the range (as a percent)	42.57%	42.57%	48.29%
Expected term, low end of the range (in years)		6
Expected term, high end of the range (in years)		6.5
Expected term (in years)	6		4
Risk free rate, low end of the range (as a percent)	1.42%	1.54%	1.43%
Risk free rate, high end of the range (as a percent)	2.71%	3.01%	1.93%
Restricted Stock Units
Weighted average fair value assumptions
Vesting period from the date of issuance (in years)	4 years
Restricted stock units and Performance units activity
Non-vested outstanding at the beggining of the period (in units)	1,439,839
Granted (in units)	1,186,900
Forfeited (in units)	(182,880)
Vested (in units)	(101,344)
Non-vested outstanding at the end of the period (in units)	2,342,515	1,439,839
Non-vested outstanding at the beginning of the period, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	26.30
Granted, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	21.22	22.78	26.13
Forfeited, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	22.97
Vested, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	36.44
Non-vested outstanding at the end of the period, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	23.54	26.30
Total fair value of RSUs vested during the year	2	9	8
Performance Units
Weighted average fair value assumptions
Expected volatility, low end of the range (as a percent)	46.96%	44.77%	48.48%
Expected volatility, high end of the range (as a percent)	53.15%	53.81%	53.00%
Expected term, low end of the range (in years)		3
Expected term, high end of the range (in years)		5
Expected term (in years)	3,000,000		3
Risk free rate, low end of the range (as a percent)	0.50%	0.59%	1.14%
Risk free rate, high end of the range (as a percent)	1.41%	1.66%	1.48%
Vesting period from the date of issuance (in years)	3 years
Payout terms based on achievement of various levels of performance	PUs granted prior to January 1, 2009, are paid out upon vesting if the closing price of NRG's common stock on the vesting date, or the Measurement Price, is equal to or greater than the Target Price. PUs granted after January 1, 2009, are paid out upon vesting if the Measurement Price is equal to or greater than Threshold Price. The Threshold Price, Target Price and Maximum Price are determined on the date of issuance. The payout for each PU will be equal to: (i) a pro-rata amount between 0.5 and 1 share of common stock, if the Measurement Price is equal to or greater than the target Threshold Price but less than the Target Price, for grants made after January 1, 2009; (ii) one share of common stock, if the Measurement Price equals the Target Price; (iii) a pro-rata amount between one and two shares of common stock, if the Measurement Price is greater than the Target Price but less than the Maximum Price; and (iv) two shares of common stock, if the Measurement Price is equal to, or greater than, the Maximum Price.
Restricted stock units and Performance units activity
Non-vested outstanding at the beggining of the period (in units)	819,000
Granted (in units)	504,800
Forfeited (in units)	(284,300)
Non-vested outstanding at the end of the period (in units)	1,039,500	819,000
Non-vested outstanding at the beginning of the period, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	23.71
Granted, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	20.80	22.70	22.91
Forfeited, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	24.98
Non-vested outstanding at the end of the period, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	21.95	23.71